Expense Example	Oct. 16, 2026 USD ($)
TUTTLE CAPITAL SPY 0DTE INCOME AND HEDGE ETF | TUTTLE CAPITAL SPY 0DTE INCOME AND HEDGE ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	303
TUTTLE CAPITAL INNOVATION 100 0DTE INCOME AND HEDGE ETF | TUTTLE CAPITAL INNOVATION 100 0DTE INCOME AND HEDGE ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	$ 303